Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Contingencies and Commitments [Abstract]
Contingencies and Commitments
28.	Contingencies and Commitments:

(a)	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:

(a.1)	Contingent loans:

	2024	2023
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	336,737	351,531

Letters of credit for goods circulation operations	442,216	350,604

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,544,288	2,209,109
Transactions related to contingent events in foreign currency	580,338	431,188

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,642,163	1,581,711
Balance of lines of credit on credit card – commercial loans	359,638	317,560
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,497,076	1,476,241
Balance of lines of credit on credit card – consumer loans	7,626,423	6,708,946
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	51,889	120,545

Other credit commitments	—	—

Total	15,080,768	13,547,435
(a.2)	Responsibilities assumed to meet customer needs:

	2024	2023
	MCh$	MCh$

Transactions on behalf of third parties
Collections	214,446	176,146
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	1,147,660	921,105
Subtotal	1,362,106	1,097,251

Securities custody
Securities safekept by a banking subsidiary	7,443,549	6,267,729
Securities safekept by the Bank	3,318,810	3,133,770
Securities safekept deposited in another entity	19,509,831	17,238,292
Securities issued by the bank	—	—
Subtotal	30,272,190	26,639,791

Total	31,634,296	27,737,042

(b)	Lawsuits and legal proceedings:

(b.1)	Normal judicial contingencies in the industry:

At the date of issuance of these Consolidated Financial Statements, there are legal actions filed against the Bank related with the ordinary course operations. As of December 31, 2024, the Bank maintain provisions for judicial contingencies amounting to Ch$1,592 million (Ch$1,173 million as of December 2023), which are part of the item “Provisions for contingencies” in the Statement of Financial Position.

The estimated end dates of the respective legal contingencies are as follows:

	As of December 31, 2024
	2025	2026	2027	2028	2029	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	1,101	491	—	—	—	1,592

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2024 and 2023, there are not significant lawsuits in court that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted by operations:

(i)	In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with Article No, 12 of Law No. 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established, and in such role the Bank has issued bank guarantees totaling UF 3,445,900 maturing January 8, 2025 (UF 4,153,500, maturing on January 6, 2023). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 858,000.

As of December 31, 2024 and 2023, the Bank has not guaranteed mutual funds.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as broker-dealer entity, in conformity with the provisions from Article 30 and subsequent of Law No. 18,045 on Securities Markets, the subsidiary established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros Generales S.A., that matures April 22, 2026, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditor representative.

	2024	2023
Guarantees:	MCh$	MCh$
Shares received as collateral for simultaneous operations:
Santiago Securities Exchange, Stock Exchange	9,171	17,070
Electronic Chilean Securities Exchange, Stock Exchange	32,024	11,432

Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	7,843	7,820
Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,142

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	4,744	2,350

Cash guarantees received for operations with derivatives	3,931	1,062
Cash guarantees for operations with derivatives	4,043	6,142

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	101	189
Depósito Central de Valores S.A.	2,227	276

Total	66,232	48,483

In conformity with the internal regulation of the stock exchanges in which it participates, and for the purpose of ensuring its proper performance, the subsidiary Corredores de Bolsa S.A maintains in favor of the Santiago Stock Exchange a guarantee in fixed income financial instruments equivalent to Ch$2,148 million. It also maintains a pledge in favor of the Electronic Stock Exchange for three hundred thousand shares of said institution.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Chubb Seguros Chile S.A. that expires June 30, 2025, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$20,000,000.

It also provided a bank guarantee in the amount of UF 317,900 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 9, 2025.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker, additionally, there are US$1,205,737.56 for variable income operations.

A guarantee corresponding to UF 10,000 has been constituted, to guarantee compliance with the investment portfolio management service contract. Said guarantee corresponds to a non-endorsable fixed-term readjustable bond in UF issued by Banco de Chile with validity until January 27, 2026.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article 58, letter D of D.F.L. 251, as of December 31, 2024 the entity maintains two insurance policies with effect from April 15, 2024 to April 14, 2025 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are:

Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000

(d)	Exempt Resolution No. 270 dated October 30, 2014, the Superintendency of Securities and Insurance (current Commission for the Financial Market) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law, said company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500, which was confirmed in the second instance by the Illustrious Court of Appeals of Santiago. The intervening parties filed cassation appeals in form and substance before the Supreme Court against the sentence in second instance. On August 13, 2024 the Supreme Court ordered the hearing of the case, which is pending as of this date.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.